Submission	Sep. 25, 2026
Submission [Line Items]
Central Index Key	0002090011
Registrant Name	21Shares Hyperliquid Staking ETF
Registration File Number	333-291131
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	21Shares Hyperliquid Staking ETF
Street 1	158 W. 27th Street
City	New York
State or Country Code	New York
Zip Code	10001
Reporting FY End Date	Jun. 30, 2026
Offset Table N/A	N/A